Indemnification assets (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Disclosure of Detailed Information About Indemnification Assets

	Successor	Successor
	Dec 31, 2017	Dec 31, 2016
	€m	€m
Related to Iglo Acquisition at start of the period	2.1	10.2
Reclassified from Other receivables	—	1.2
Release of indemnified provision	(2.1)	(9.3)
Related to Iglo Acquisition at end of the period	—	2.1
Related to Findus Acquisition at start of the period	63.4	67.6
Acquisition accounting adjustment	—	6.2
Remeasurement of indemnification assets	10.4	(10.4)
Related to Findus Acquisition at end of the period	73.8	63.4
Total indemnification assets	73.8	65.5